CORPORATE INCOME TAXES - Disclosure of temporary differences, unused tax losses and unused tax credits (Details) - CAD ($) $ in Thousands	Jul. 31, 2026	Jul. 31, 2025
Income taxes paid (refund) [Abstract]
Non-capital loss carry-forwards	$ 2,231,000	$ 892,000
Exploration and evaluation assets	(834,000)	(442,000)
Marketable securities	(32,000)	(14,000)
Share issue costs	297,000	22,000
Total	$ 1,662,000	$ 458,000